Stockholders' Equity (Details 1) (Restricted Stock Units [Member], USD $)	12 Months Ended
Dec. 31, 2012
Restricted Stock Units [Member]
RSU activity and related information
Nonvested, Shares, beginning of year	1,143,011
Nonvested, weighted average grant-date fair Value, beginning of year	$ 10.84
Granted, Shares	884,731
Granted, weighted average grant-date fair value	$ 3.85
Vested, shares released, Shares	(653,418)
Vested, weighted average grant-date fair value	$ 10.45
Forfeited, Shares	(152,347)
Forfeited, weighted average grant-date fair value	$ 8.03
Nonvested, shares, ending of year	1,221,977
Nonvested, weighted average grant-date fair value, end of year	$ 6.51